Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 454,000
Previously Paid Amount	0.00
Total Fee Amount	62.70
Total Offset Amount	0.00
Net Fee	$ 62.70